12. FINANCIAL ASSETS AND LIABILITIES (Details 8) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Book value	$ 82,090	$ 63,439	$ 47,855	$ 19,821
Corporate bonds 1
Disclosure of detailed information about borrowings [line items]
Instrument name	2022 CB	2022 CB
Company name	Edenor	Edenor
Residual value	$ 166	$ 172
Interest	Fixed	Fixed
Rate	10%	10%
Expiration	2022	2022
Book value	$ 6,360	$ 4,903
Corporate bonds 2
Disclosure of detailed information about borrowings [line items]
Instrument name	Class 4 CB	Class 4 CB
Company name	PAMPA	PAMPA
Residual value	$ 34	$ 34
Interest	Fixed	Fixed
Rate	6%	6%
Expiration	10/30/2020	10/30/2020
Book value	$ 1,291	$ 942
Corporate bonds 3
Disclosure of detailed information about borrowings [line items]
Instrument name	Class E CB	Class E CB
Company name	PAMPA	PAMPA
Residual value	$ 607	$ 575
Interest	Fixed	Variable
Rate	Badlar	Badlar
Expiration	11/13/2020	11/13/2020
Book value	$ 607	$ 871
Corporate bonds 4
Disclosure of detailed information about borrowings [line items]
Instrument name	T Series CB (1)	Class A CB
Company name	PAMPA	PAMPA
Residual value	$ 741	$ 282
Interest	Fixed	Variable
Rate	8%	Badlar
Expiration	1/24/2027	10/5/2018
Book value	$ 28,404	$ 439
Corporate bonds 5
Disclosure of detailed information about borrowings [line items]
Instrument name	Class 1 CB (2)	T Series CB
Company name	PAMPA	PAMPA (1)
Residual value	$ 500	$ 500
Interest	Fixed	Fixed
Rate	7%	7%
Expiration	7/21/2023	7/21/2023
Book value	$ 19,228	$ 14,013
Corporate bonds 6
Disclosure of detailed information about borrowings [line items]
Instrument name		Class 1 CB
Company name		PAMPA (2)
Residual value		$ 750
Interest		Fixed
Rate		8%
Expiration		1/24/2027
Book value		$ 20,942
Regulatory 1
Disclosure of detailed information about borrowings [line items]
Instrument name	CAMMESA 2014 Agreement	CAMMESA 2014 Agreement
Company name	PAMPA	PAMPA
Residual value	$ 855	$ 855
Amount repurchased		$ 0
Interest	Variable	Variable
Rate	CAMMESA	CAMMESA
Book value	$ 2,158	$ 2,321
Regulatory 2
Disclosure of detailed information about borrowings [line items]
Instrument name	CAMMESA Mapro	CAMMESA Mapro
Company name	PAMPA	PAMPA
Residual value	$ 174	$ 140
Amount repurchased		$ 0
Interest	Variable	Variable
Rate	CAMMESA	CAMMESA
Book value	$ 254	$ 285
Regulatory 3
Disclosure of detailed information about borrowings [line items]
Instrument name	CAMMESA Mapro	CAMMESA Mapro
Company name	CPB	CPB
Residual value	$ 1,085	$ 1,088
Amount repurchased		$ 0
Interest	Variable	Variable
Rate	CAMMESA	CAMMESA
Book value	$ 2,234	$ 2,411
Financial loans 1
Disclosure of detailed information about borrowings [line items]
Company name	PAMPA	PAMPA
Residual value	$ 17,116	$ 352
Amount repurchased		$ 0
Interest	Fixed	Fixed
Rate	Between 2.9% and 7.5%	Between 2.9% and 7.5%
Expiration	Feb-2018 to May-2021	Feb-2018 to May-2021
Book value	$ 17,357	$ 9,786
Financial loans 2
Disclosure of detailed information about borrowings [line items]
Company name	PAMPA	PAMPA
Residual value	$ 1,746	$ 63
Amount repurchased		$ 0
Interest	Variable	Variable
Rate	6% + Libor	6% + Libor
Expiration		Sep-2018 to May-2024
Book value	$ 1,732	$ 1,719
Financial loans 3
Disclosure of detailed information about borrowings [line items]
Company name	PAMPA	PAMPA
Residual value	$ 550	$ 2,270
Amount repurchased		$ 0
Interest	Fixed	Fixed
Rate	Between 22% y 22.25%	Between 22% y 22.25%
Expiration	May-2024""	Aug-2018 to Oct-2019
Book value	$ 561	$ 3,417
Financial loans 4
Disclosure of detailed information about borrowings [line items]
Company name	Edenor	Edenor
Residual value	$ 1,885	$ 50
Amount repurchased		$ 0
Interest	Fixed	Fixed
Rate	Libor + 4.27%	Libor + 4.27%
Expiration	Sep-2019 to Oct-2019	10/11/2020
Book value	$ 1,904	$ 1,390
Financial loans 5
Disclosure of detailed information about borrowings [line items]
Book value	21,554
Corporate bonds
Disclosure of detailed information about borrowings [line items]
Book value	55,890	42,110
Regulatory
Disclosure of detailed information about borrowings [line items]
Book value	$ 4,646	5,017
Financial loans
Disclosure of detailed information about borrowings [line items]
Book value		$ 16,312